Financial Assets and Financial Liabilities (Details) - Schedule of Trade and Other Receivables - USD ($)		Dec. 31, 2023	Jun. 30, 2023
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	[1]	$ 352,869	$ 46,949
Loss allowance		(16,486)	(27,920)
Total		336,383	19,029
Accrued income - Australian R&D tax incentive refund		222,998	398,391
Total trade and other receivables		559,381	417,420
Current [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	[1]	352,869	46,949
Loss allowance		(16,486)	(27,920)
Total		336,383	19,029
Accrued income - Australian R&D tax incentive refund		222,998	398,391
Total trade and other receivables		559,381	417,420
Non- current [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	[1]
Loss allowance
Total
Accrued income - Australian R&D tax incentive refund
Total trade and other receivables

[1]	Classification as trade receivables